Unaudited Interim Condensed Consolidated Statements of (Loss) Income and Comprehensive (Loss) Income (Parentheticals) - $ / shares		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Diluted (loss) earnings per share	[1]	$ (0.21)	$ (0.08)
Weighted average number of common shares outstanding - diluted	[1]	17,750,000	13,115,278

[1]	Giving retroactive effect to the nominal issuance of shares effected on January 10, 2023